Unaudited Condensed Consolidated Statements of Comprehensive Income (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Net Income	$ 21,199,409	$ 4,104,000
- Cash flow hedges:
Reclassification adjustment	11,830	369,045
Comprehensive Income	$ 21,211,239	$ 4,473,045